Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported by TON Strategy Company (the “Company”) in a Current Report on Form 8-K filed with the Securities and Exchange Commission on January 28, 2026 (the “Initial Form 8-K”), on January 26, 2026, the Company and Veronika Kapustina, Chief Executive Officer of the Company, mutually agreed that Ms. Kapustina would be transitioning out of her position as Chief Executive Officer of the Company, with Ms. Kapustina continuing to serve in such capacity until such time as the Company completed a search and appointed her successor. This Current Report on Form 8-K/A updates the Initial Form 8-K for the date of Ms. Kapustina’s departure as Chief Executive Officer.
Document Period End Date	Mar. 31, 2026
Entity File Number	001-38834
Entity Registrant Name	TON Strategy Company
Entity Central Index Key	0001566610
Entity Tax Identification Number	90-1118043
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2300 W. Sahara Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89138
City Area Code	(855)
Local Phone Number	250-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	TONX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false